Schedule I - Condensed Financial Information of Parent Company - Statements of Changes in Equity (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2018		May 31, 2017	May 31, 2016
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,680,948
Balance, shares		158,379,387
Reissuance of treasury stock for the exercises of employee share options		$ 1		$ 256	$ 2,431
Reissuance of treasury stock for Non-vested equity shares vested, shares		2,929,780
Share-based compensation expenses		$ 57,443		20,287	16,810
Dividend declared		(71,384)	[1]		(62,668)	[2]
Net income		296,130		274,457	224,884
Foreign currency translation adjustment		79,293		(47,440)	(72,464)
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and US$(1,170) for the years ended May 31, 2016, 2017 and 2018, respectively		129,545		22,521	36,635
Capital injection of non-controlling interests		(111,769)			68,498
Capital injection of non-controlling interests and new non-controlling interest recognized in an acquisition				12,996
Repurchase share from non-controlling interests		(92,373)			$ (3,752)
Ending Balance		$ 1,991,589		$ 1,680,948
Balance, shares		158,379,387		158,379,387
Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance, shares		157,687,444		157,439,397	156,486,763
Reissuance of treasury stock for the exercises of employee share options, shares		500		48,047	240,304
Reissuance of treasury stock for Non-vested equity shares vested, shares		631,966		200,000	712,330
Balance, shares		158,319,910		157,687,444	157,439,397
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Reissuance of treasury stock for the exercises of employee share options		$ 1		$ 256	$ 2,428
Reissuance of treasury stock for non-vested equity shares		(6)		(2)	(7)
Share-based compensation expenses		57,443		20,287	16,810
Capital injection of non-controlling interests		(113,784)			39,579
Capital injection of non-controlling interests and new non-controlling interest recognized in an acquisition				5,163
Repurchase share from non-controlling interests		(63,721)			(255)
Equity restructure of a subsidiary	[3]				23,214
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Reissuance of treasury stock for the exercises of employee share options					3
Reissuance of treasury stock for non-vested equity shares		6		2	7
Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustment		76,344		(46,331)	(72,193)
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and US$(1,170) for the years ended May 31, 2016, 2017 and 2018, respectively		129,381		22,544	35,636
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend declared		(71,153)	[1]		(62,668)	[2]
Equity restructure of a subsidiary	[3]				(22,448)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,680,948		1,404,572	1,220,348
Balance, shares		158,379,387
Reissuance of treasury stock for the exercises of employee share options		$ 1		256	2,431
Share-based compensation expenses		57,443		20,287	16,810
Dividend declared		(71,153)			(62,668)
Net income		296,130		274,457	224,884
Foreign currency translation adjustment		76,344		(46,331)	(72,193)
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and US$(1,170) for the years ended May 31, 2016, 2017 and 2018, respectively		129,381		22,544	35,636
Capital injection of non-controlling interests		(113,784)			39,579
Capital injection of non-controlling interests and new non-controlling interest recognized in an acquisition				5,163
Repurchase share from non-controlling interests		(63,721)			(255)
Ending Balance		$ 1,991,589		$ 1,680,948	1,404,572
Balance, shares		158,379,387		158,379,387
Parent Company [Member] | Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,584		$ 1,584	$ 1,584
Balance, shares		157,687,444,000		157,439,397,000	156,486,763,000
Reissuance of treasury stock for the exercises of employee share options, shares		500,000		48,047,000	240,304,000
Reissuance of treasury stock for Non-vested equity shares vested, shares		631,966,000		200,000,000	712,330,000
Ending Balance		$ 1,584		$ 1,584	$ 1,584
Balance, shares		158,319,910,000		157,687,444,000	157,439,397,000
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 249,126		$ 223,422	$ 141,653
Reissuance of treasury stock for the exercises of employee share options		1		256	2,428
Reissuance of treasury stock for non-vested equity shares		(6)		(2)	(7)
Share-based compensation expenses		57,443		20,287	16,810
Capital injection of non-controlling interests		(113,784)			39,579
Capital injection of non-controlling interests and new non-controlling interest recognized in an acquisition				5,163
Repurchase share from non-controlling interests		(63,721)			(255)
Equity restructure of a subsidiary					23,214
Ending Balance		129,059		249,126	223,422
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(7)		(9)	(19)
Reissuance of treasury stock for the exercises of employee share options					3
Reissuance of treasury stock for non-vested equity shares		6		2	7
Ending Balance		(1)		(7)	(9)
Parent Company [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		39,161		62,948	99,505
Foreign currency translation adjustment		76,344		(46,331)	(72,193)
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and US$(1,170) for the years ended May 31, 2016, 2017 and 2018, respectively		129,381		22,544	35,636
Ending Balance		244,886		39,161	62,948
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		1,391,084		1,116,627	977,625
Dividend declared		(71,153)			(62,668)
Net income		296,130		274,457	224,884
Equity restructure of a subsidiary					(23,214)
Ending Balance		$ 1,616,061		$ 1,391,084	$ 1,116,627

[1]	On July 25, 2017, the Company declared a special cash dividend in the amount of US$0.45 per ADS. The aggregate amount of cash dividend paid was US$71,153, which was funded by retained earnings. The dividend was fully paid on October 6, 2017 to shareholders of record at the close of business on September 1, 2017.
[2]	On July 19, 2015, the Company declared a special cash dividend in the amount of US$0.4 per American Depositary Share ("ADS"). The aggregate amount of cash dividend paid was US$62,668, which was funded by retained earnings. The dividend was fully paid on October 7, 2015 to shareholders of record at the close of business on September 4, 2015. One ADS represents one common share.
[3]	In January 2016, Beijing New Oriental Xuncheng Network Technology Co., Ltd. ("Xuncheng"), a subsidiary of the Group, transformed from a limited liability company to a joint stock limited company. The Group's accumulated retained earnings and statutory reserve related to Xuncheng were reclassified to additional paid-in-capital in the consolidation financial statements.